UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   JULY 31,

Date of reporting period:  JANUARY 31, 2008




ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA SCIENCE & TECHNOLOGY FUND - SEMIANNUAL REPORT FOR PERIOD ENDED JANUARY 31, 2008

[LOGO OF USAA]
   USAA(R)

                               USAA SCIENCE &
                                     TECHNOLOGY Fund

                                     [GRAPHIC OF USAA SCIENCE & TECHNOLOGY FUND]

                               S e m i a n n u a l  R e p o r t

--------------------------------------------------------------------------------
    JANUARY 31, 2008

31704-0308-W                                  (c)2008,USAA. All rights reserved.

--------------------------------------------------------------------------------
                     IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Investment Management Company at
(800) 531-USAA.

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.
--------------------------------------------------------------------------------

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                    2

MANAGERS' COMMENTARY                                                          4

FUND RECOGNITION                                                              8

INVESTMENT OVERVIEW                                                           9

FINANCIAL INFORMATION

   Portfolio of Investments                                                  14

   Notes to Portfolio of Investments                                         20

   Financial Statements                                                      22

   Notes to Financial Statements                                             25

EXPENSE EXAMPLE                                                              39

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(c)2008, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                        "

                                       REMEMBER, WHEN THE MARKETS REBOUND,
[PHOTO OF CHRISTOPHER W. CLAUS]   AND THEY WILL EVENTUALLY, ONLY THOSE WHO ARE
                                    INVESTED HAVE THE OPPORTUNITY TO BENEFIT.

                                                        "

                                                                   February 2008
--------------------------------------------------------------------------------

         Is the U.S. economy in a recession? I believe it is. Although the media pundits continue to debate the question, I would argue that it's all beside the point. Whether this economic downturn is officially called a recession or not, countless Americans are feeling the pain of it already.

         Consider the evidence: Housing prices remain soft and continue to decline in some areas of the country. Banks and credit card companies are tightening their lending standards, reducing the amount of credit available - particularly to consumers who spend beyond their means. Job growth and consumer spending have weakened. Meanwhile, mortgage-backed bonds have been written down by some of the nation's largest financial institutions. Stocks have fallen more than 15% from their summer 2007 highs. Under the circumstances, I think the most pertinent question is: When will the economy improve?

         No one knows, but there have been a number of positive developments. The Federal Reserve Board (the Fed) has cut short-term interest rates significantly - to 3.00% by the end of January - to provide liquidity to the banking system and to reduce the cost of debt to consumers. Further cuts are widely expected. The federal government also has provided a fiscal stimulus package, which should help short-term U.S. economic growth, even though the effects will not be immediate.

         Against this backdrop, investors with time horizons of at least three years are likely to find some compelling opportunities. With my apologies to Charles Dickens, the worst of times often

 . . . C O N T I N U E D
========================--------------------------------------------------------

         turn out to be the best of times, especially for those seeking long-term investments. At the moment, it may be a good time to lock in the attractive yield potential presented by many municipal bonds and high-quality corporate bonds. U.S. large-cap equities also have potential; they are currently trading at historically attractive valuations. Through dollar-cost averaging, investors may buy a small number of these stocks regularly, thereby reducing the possibility of making a large purchase on a particularly volatile day. Money market investors, however, should expect their yields to fall as the Fed continues to cut short-term interest rates.

         In this environment, patience is essential. Our team of skilled professionals can help you - at no charge - by reviewing your investment plan to ensure it suits your goals, risk tolerance, and time horizon. Our experts can also help you build positions by setting up a schedule whereby you invest fixed amounts at regular intervals. Remember, when the markets rebound, and they will eventually, only those who are invested have the opportunity to benefit.

         From all of us at USAA Investment Management Company, thank you for your business and the opportunity to help you with your investment needs. We remain committed to providing you with some of the industry's top investment talent, world-class service, and pure no-load mutual funds.

         Sincerely,

         /S/ CHRISTOPHER W. CLAUS

         Christopher W. Claus
         President and Vice Chairman of the Board
         USAA Mutual Funds Trust

         SYSTEMATIC INVESTMENT PLANS DO NOT ASSURE A PROFIT OR PROTECT AGAINST LOSS IN DECLINING MARKETS. DOLLAR-COST AVERAGING INVOLVES CONTINUOUS INVESTMENT IN SECURITIES REGARDLESS OF FLUCTUATING PRICE LEVELS OF SUCH SECURITIES. INVESTORS SHOULD CONSIDER THEIR FINANCIAL ABILITY TO CONTINUE PURCHASES THROUGH PERIODS OF LOW PRICE LEVELS. o MUTUAL FUND OPERATING EXPENSES APPLY AND CONTINUE THROUGHOUT THE LIFE OF THE FUND.

4

 M A N A G E R S '
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

JOHN F. AVERILL, CFA                       JOSEPH H. SCHWARTZ, CFA
   Wellington Management Company, LLP         Wellington Management Company, LLP

BRUCE L. GLAZER                            SCOTT E. SIMPSON
   Wellington Management Company, LLP         Wellington Management Company, LLP

ANITA M. KILLIAN, CFA                      ERIC STROMQUIST
   Wellington Management Company, LLP         Wellington Management Company, LLP

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

         For the six months ended January 31, 2008, the USAA Science & Technology Fund had a total return of -7.40%. This compares to returns of -4.32% for the S&P 500 Index and -7.81% for the Lipper Science & Technology Funds Index.

HOW DID THE TECHNOLOGY PORTION OF THE FUND PERFORM?

         The technology portion underperformed the Goldman Sachs Technology Index. Semiconductor stocks detracted the most, because the industry struggled in the latter part of the period when investor concerns mounted regarding capital expenditures in an environment of slowing consumption. The Fund's holdings in Lam Research Corp. and Maxim Integrated Products, Inc. came under additional pressure as their accounting for stock options forced them to restate earnings. Employment services companies Robert Half International, Inc. and Manpower, Inc. also declined on concerns of weak U.S. employment growth.

         Strong performance from Nokia Corp. ADR, QUALCOMM, Inc., and Google Inc., "A" helped offset the weaker areas of the technology portfolio. Nokia, the world's biggest maker of mobile phones, was the best performer in the technology portion,

         REFER TO PAGE 11 FOR BENCHMARK DEFINITIONS.

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

         ROBERT HALF INTERNATIONAL, INC. WAS SOLD OUT OF THE FUND PRIOR TO JANUARY 31, 2008.

 . . . C O N T I N U E D
========================--------------------------------------------------------

         because its stock climbed after the company reported record shipments, significant market-share gains, and strong returns, beating analysts' estimates. QUALCOMM, a leader in advanced wireless semiconductors, also reported strong first-quarter earnings due to rapid market-share gain of 3G phones, the latest in mobile telephony. Google moved higher after announcing that revenues and earnings in its core search-advertising business were better than expected.

WHAT'S YOUR OUTLOOK FOR THE INFORMATION TECHNOLOGY SECTOR?

         U.S. consumption has slowed, and corporate information technology spending in early 2008 remains a huge uncertainty. Assuming weakness stays contained to U.S. enterprise (and mostly financials), there are a number of attractively valued information technology stocks following the recent sell-offs. If the spending weakness were to spread to small and medium companies, or even emerging markets, it would greatly alter the environment. At this point, our view is that information technology companies with geographically diversified earning streams remain best positioned to outperform against a weaker backdrop.

         Storage companies still are doing well, because they tend to rank higher on the spending priority list than other segments. Handset growth remains robust and historically has not been affected by economic slowdowns. Software companies have not shown significant evidence of a slowdown, but that industry tends to be a lagging indicator. Microsoft Corp. is now our top holding, because its high-margin core businesses continue to do well and it is finally getting traction in major emerging economies. We have reduced our exposure to semiconductor companies, because U.S. economic turbulence has stopped the cycle in its tracks and, moving into 2008, there is no significant driver that would spark a revival in industry growth rates, in our opinion.

         YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 14-19.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

HOW DID THE HEALTH CARE (SCIENCE) PORTION OF THE FUND PERFORM?

         The health care portion of the Fund underperformed relative to the S&P 500 Health Care Index. Schering-Plough Corp. and Amylin Pharmaceuticals, Inc. were among the top detractors. Schering-Plough's results were lower than expected, raising concerns about growth targets for its flagship cholesterol drugs. Amylin's shares moved lower after reporting a fourth-quarter loss as increased sales of diabetes drug BYETTA failed to offset higher expenses. Weak stock selection and exposure to the health care equipment and supplies subsector also had a negative effect.

         On the positive side, Millennium Pharmaceuticals, Inc. and MGI Pharma, Inc. posted strong returns. Millennium Pharmaceuticals, which focuses on discovery and development of cancer and inflammatory disease drugs, saw its shares rise after the U.S. Food and Drug Administration granted approval for a wider use of its blood cancer drug, VELCADE(R). MGI Pharma rose on the news that its acquisition by Japan's Eisai Co. Ltd. was approved.

WHAT'S YOUR OUTLOOK FOR THE HEALTH CARE SECTOR?

         We continue to favor the pharmaceutical and biotechnology subsectors, because significant potential exists for reduced cost structures and new product pipelines provide upside potential. Despite weak recent stock performance, Japanese companies remain very attractive due to their strong cash balances and new product pipelines.

         Although stocks within the health care providers and services subsector generally appear to be fairly valued, investors' seeking defensive holdings in anticipation of an economic slowdown could drive further appreciation. The market continues to digest the implications of a Democrat-controlled Congress, and election-year rhetoric will likely result in near-term volatility. Companies with less direct exposure to Medicare/Medicaid,

 . . . C O N T I N U E D
========================--------------------------------------------------------

         including health insurers and distributors, continue to be most attractive to us.

         We continue to look for companies with underappreciated franchises or promising research and development projects within the health care equipment subsector. It remains our view that cardiovascular disease represents one of the strongest prospects for growth within the subsector. For example, there is a large, underpenetrated market for cardiac rhythm management products, particularly implantable cardioverter-defibrillators (ICDs). Recent results suggest the ICD market has stabilized in the United States, while foreign ICD markets remain strong; therefore, we believe attractive upside potential awaits investors.

         On behalf of your investment team at Wellington Management Company, LLP and everyone at USAA, we thank you for your investment in the Fund.

8

 F U N D
=========-----------------------------------------------------------------------
          RECOGNITION

USAA SCIENCE & TECHNOLOGY FUND

--------------------------------------------------------------------------------

                         OVERALL MORNINGSTAR RATING(TM)

 out of 269 specialty - technology funds for the period ended January 31, 2008:

                                 OVERALL RATING
                                     * * * *

      3-YEAR                          5-YEAR                        10-YEAR
     * * * *                         * * * *                         * * *
 out of 269 funds                out of 247 funds               out of 64 funds

  The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-, and 10-year
       (if applicable) Morningstar Ratings metrics. Ratings are based on risk-adjusted returns.

--------------------------------------------------------------------------------

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. FOR EACH FUND WITH AT LEAST A THREE-YEAR HISTORY, MORNINGSTAR CALCULATES A MORNINGSTAR RATING(TM) BASED ON A MORNINGSTAR RISK-ADJUSTED RETURN MEASURE THAT ACCOUNTS FOR VARIATION IN A FUND'S MONTHLY PERFORMANCE (INCLUDING THE EFFECTS OF SALES CHARGES, LOADS, AND REDEMPTION FEES), PLACING MORE EMPHASIS ON DOWNWARD VARIATIONS AND REWARDING CONSISTENT PERFORMANCE. THE TOP 10% OF THE FUNDS IN EACH BROAD ASSET CLASS RECEIVE 5 STARS, THE NEXT 22.5% RECEIVE 4 STARS, THE NEXT 35% RECEIVE 3 STARS, THE NEXT 22.5% RECEIVE 2 STARS, AND THE BOTTOM 10% RECEIVE 1 STAR. (EACH SHARE CLASS IS COUNTED AS A FRACTION OF ONE FUND WITHIN THIS SCALE AND RATED SEPARATELY, WHICH MAY CAUSE SLIGHT VARIATIONS IN THE DISTRIBUTION PERCENTAGES.)

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA SCIENCE & TECHNOLOGY FUND (Ticker Symbol: USSCX)

OBJECTIVE
--------------------------------------------------------------------------------

         Long-term capital appreciation.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

         Normally at least 80% of the Fund's assets will be invested in equity securities of companies expected to benefit from the development and use of scientific and technological advances and improvements.


--------------------------------------------------------------------------------
                                           1/31/08                    7/31/07
--------------------------------------------------------------------------------
Net Assets                             $332.7 Million             $367.5 Million
Net Asset Value Per Share                  $11.64                     $12.56

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/08
--------------------------------------------------------------------------------

7/31/07 TO 1/31/08*              1 YEAR           5 YEARS          10 YEARS
       -7.40%                    -0.43%            13.91%            2.26%


---------------------------
      EXPENSE RATIO**
---------------------------
           1.53%


*TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS SIX-MONTH RETURN IS CUMULATIVE.

         THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

         **THE EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES INCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY, AS REPORTED IN THE FUND'S PROSPECTUS DATED DECEMBER 1, 2007, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS. THIS EXPENSE RATIO MAY DIFFER FROM THE EXPENSE RATIO DISCLOSED IN THE FINANCIAL HIGHLIGHTS.

         TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

10

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

                          CUMULATIVE PERFORMANCE COMPARISON

                     [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                             LIPPER SCIENCE &          USAA SCIENCE &
                    S&P 500 INDEX         TECHNOLOGY FUNDS INDEX      TECHNOLOGY FUND
                    -------------         ----------------------      ---------------
 1/31/1998            $10,000.00                $10,000.00              $10,000.00
 2/28/1998             10,720.83                 11,189.96               11,153.44
 3/31/1998             11,269.38                 11,281.28               11,280.42
 4/30/1998             11,384.78                 11,765.22               11,661.38
 5/31/1998             11,189.36                 10,903.19               10,994.71
 6/30/1998             11,643.54                 11,541.60               11,820.11
 7/31/1998             11,520.48                 11,433.49               11,820.11
 8/31/1998              9,856.04                  9,287.03                9,777.78
 9/30/1998             10,487.97                 10,383.34               10,687.83
10/31/1998             11,339.76                 11,175.44               11,502.65
11/30/1998             12,026.76                 12,427.98               12,338.62
12/31/1998             12,719.35                 14,438.35               14,074.07
 1/31/1999             13,251.03                 16,308.52               15,195.77
 2/28/1999             12,839.26                 14,606.71               14,338.62
 3/31/1999             13,352.81                 16,095.00               15,174.60
 4/30/1999             13,869.89                 16,295.90               15,291.01
 5/31/1999             13,542.73                 16,272.84               15,153.44
 6/30/1999             14,292.26                 18,387.06               16,656.08
 7/31/1999             13,847.94                 18,381.44               16,063.49
 8/31/1999             13,779.38                 19,392.35               16,285.71
 9/30/1999             13,402.10                 19,655.85               16,124.64
10/31/1999             14,249.83                 21,726.37               17,575.01
11/30/1999             14,539.48                 24,948.29               18,972.05
12/31/1999             15,394.63                 30,886.39               20,694.96
 1/31/2000             14,621.26                 30,562.88               20,308.34
 2/29/2000             14,344.78                 38,795.22               24,357.12
 3/31/2000             15,747.20                 37,614.45               23,766.45
 4/30/2000             15,273.60                 33,223.24               22,338.10
 5/31/2000             14,960.49                 29,214.43               20,931.23
 6/30/2000             15,328.95                 33,642.44               23,240.21
 7/31/2000             15,089.51                 31,862.98               22,606.58
 8/31/2000             16,026.25                 36,698.01               25,667.33
 9/30/2000             15,180.39                 32,934.88               23,659.05
10/31/2000             15,115.90                 29,323.41               21,274.89
11/30/2000             13,925.13                 21,763.59               16,667.66
12/31/2000             13,993.45                 21,536.14               17,247.59
 1/31/2001             14,489.62                 23,719.38               18,428.93
 2/28/2001             13,169.28                 17,538.37               13,596.17
 3/31/2001             12,335.47                 14,968.63               11,706.02
 4/30/2001             13,293.30                 17,891.15               13,768.00
 5/31/2001             13,382.48                 17,056.93               12,973.28
 6/30/2001             13,056.88                 16,775.20               12,608.14
 7/31/2001             12,928.30                 15,431.59               11,523.45
 8/31/2001             12,119.78                 13,503.39               10,095.10
 9/30/2001             11,141.16                 10,605.82                7,818.33
10/31/2001             11,353.73                 12,211.89                9,085.59
11/30/2001             12,224.42                 13,990.16               10,696.51
12/31/2001             12,331.57                 14,057.84               10,535.42
 1/31/2002             12,151.71                 13,811.91               10,342.11
 2/28/2002             11,917.31                 11,967.09                9,235.94
 3/31/2002             12,365.56                 13,057.30               10,084.36
 4/30/2002             11,616.20                 11,502.88                8,870.80
 5/31/2002             11,530.92                 10,901.16                8,376.79
 6/30/2002             10,709.86                  9,465.22                7,313.58
 7/31/2002              9,875.22                  8,454.57                6,679.95
 8/31/2002              9,939.87                  8,254.95                6,604.77
 9/30/2002              8,860.69                  7,106.90                5,659.70
10/31/2002              9,639.72                  8,182.23                6,518.86
11/30/2002             10,206.55                  9,431.30                7,356.54
12/31/2002              9,607.24                  8,240.38                6,465.16
 1/31/2003              9,356.05                  8,191.95                6,518.86
 2/28/2003              9,215.46                  8,224.34                6,454.42
 3/31/2003              9,304.68                  8,218.69                6,508.12
 4/30/2003             10,070.75                  8,987.20                7,055.83
 5/31/2003             10,600.85                 10,022.89                7,753.90
 6/30/2003             10,736.27                 10,092.81                7,893.51
 7/31/2003             10,925.65                 10,635.00                8,290.87
 8/31/2003             11,138.30                 11,413.14                8,709.71
 9/30/2003             11,020.37                 11,108.15                8,634.53
10/31/2003             11,643.47                 12,225.34                9,515.17
11/30/2003             11,745.80                 12,410.43                9,740.70
12/31/2003             12,361.37                 12,468.92                9,891.05
 1/31/2004             12,588.21                 13,082.01               10,288.41
 2/29/2004             12,763.13                 12,875.58               10,202.50
 3/31/2004             12,570.60                 12,603.62                9,944.75
 4/30/2004             12,373.53                 11,735.35                9,450.73
 5/31/2004             12,542.99                 12,319.93                9,934.01
 6/30/2004             12,786.81                 12,534.72               10,138.06
 7/31/2004             12,363.66                 11,166.09                9,107.07
 8/31/2004             12,413.20                 10,716.53                8,677.49
 9/30/2004             12,547.67                 11,215.36                8,999.68
10/31/2004             12,739.37                 11,848.88                9,332.60
11/30/2004             13,254.66                 12,509.51                9,837.35
12/31/2004             13,705.56                 12,981.99               10,202.50
 1/31/2005             13,371.49                 12,203.70                9,665.52
 2/28/2005             13,652.72                 12,235.24                9,654.78
 3/31/2005             13,411.22                 11,909.06                9,268.16
 4/30/2005             13,156.99                 11,431.44                9,214.47
 5/31/2005             13,575.25                 12,447.26                9,891.05
 6/30/2005             13,594.70                 12,302.38                9,901.79
 7/31/2005             14,100.05                 13,044.82               10,503.20
 8/31/2005             13,971.47                 12,962.39               10,642.81
 9/30/2005             14,084.58                 13,213.04               10,739.47
10/31/2005             13,849.65                 12,927.30               10,567.64
11/30/2005             14,372.95                 13,642.95               11,212.01
12/31/2005             14,378.11                 13,679.31               11,340.88
 1/31/2006             14,758.80                 14,521.25               12,135.60
 2/28/2006             14,798.73                 14,282.85               11,834.90
 3/31/2006             14,982.90                 14,638.70               12,028.21
 4/30/2006             15,183.95                 14,636.61               12,135.60
 5/31/2006             14,747.49                 13,528.36               11,394.58
 6/30/2006             14,767.06                 13,281.37               11,179.79
 7/31/2006             14,858.08                 12,641.61               10,911.30
 8/31/2006             15,211.07                 13,346.09               11,480.49
 9/30/2006             15,602.82                 13,778.76               11,770.46
10/31/2006             16,110.95                 14,145.72               12,071.16
11/30/2006             16,416.86                 14,752.87               12,425.57
12/31/2006             16,647.17                 14,600.55               12,436.31
 1/31/2007             16,898.68                 14,835.54               12,554.44
 2/28/2007             16,569.14                 14,728.11               12,436.31
 3/31/2007             16,754.10                 14,809.06               12,490.00
 4/30/2007             17,495.94                 15,316.86               13,037.72
 5/31/2007             18,105.90                 15,910.64               13,703.56
 6/30/2007             17,805.26                 16,110.40               13,703.56
 7/31/2007             17,253.95                 16,095.57               13,499.51
 8/31/2007             17,512.13                 16,433.69               13,821.70
 9/30/2007             18,166.37                 17,294.96               14,390.89
10/31/2007             18,455.30                 18,347.79               14,906.38
11/30/2007             17,683.50                 16,964.70               13,993.53
12/31/2007             17,561.03                 17,046.92               13,875.40
 1/31/2008             16,507.85                 14,838.89               12,500.75

                                     [END CHART]

              DATA FROM 1/31/98 THROUGH 1/31/08.

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

 . . . C O N T I N U E D
========================--------------------------------------------------------

         The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Science & Technology Fund to the following benchmarks:

         o The S&P 500 Index is an unmanaged broad-based composite index that represents the weighted average performance of a group of 500 widely held, publicly traded stocks.

         o The unmanaged Lipper Science & Technology Funds Index tracks the total return performance of the 30 largest funds in the Lipper Science & Technology Funds category.

12

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

-------------------------------------------------
      TOP 10 EQUITY HOLDINGS AS OF 1/31/2008
                 (% of Net Assets)
-------------------------------------------------

Microsoft Corp.                            7.5%

Google, Inc. "A"                           6.7%

QUALCOMM, Inc.                             5.6%

Hewlett-Packard Co.                        3.9%

Electronic Arts, Inc.                      3.6%

Corning, Inc.                              2.8%

Western Union Co.                          2.8%

Hon Hai Precision Industry Corp. Ltd.      2.6%

Network Appliance, Inc.                    2.4%

Nokia Corp. ADR                            2.4%
-------------------------------------------------

YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES
14-19.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                             SECTOR ASSET ALLOCATION
                                    1/31/2008

                     [PIE CHART OF SECTOR ASSET ALLOCATION]

Information Technology                                               71.3%
Health Care                                                          22.9
Short-Term Investments*                                               4.4
Industrials                                                           1.7
Consumer Discretionary                                                1.6
Exchange-Traded Funds**                                               1.1
Consumer Staples                                                      0.2

                                  [END CHART]

         * INCLUDES MONEY MARKET INSTRUMENTS AND SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED.

         **EXCHANGE-TRADED FUNDS (ETFs) ARE BASKETS OF SECURITIES AND ARE
           TRADED, LIKE INDIVIDUAL STOCKS, ON AN EXCHANGE. THESE PARTICULAR ETFS REPRESENT MULTIPLE SECTORS.

         PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

14

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA SCIENCE & TECHNOLOGY FUND
JANUARY 31, 2008 (UNAUDITED)

                                                                                 MARKET
    NUMBER                                                                        VALUE
 OF SHARES    SECURITY                                                            (000)
---------------------------------------------------------------------------------------
              EQUITY SECURITIES (98.8%)

              COMMON STOCKS (97.7%)

              CONSUMER DISCRETIONARY (1.6%)
              -----------------------------
              CONSUMER ELECTRONICS (1.4%)
    46,197    LG Electronics, Inc.(a)                                          $  4,509
                                                                               --------
              EDUCATIONAL SERVICES (0.2%)
     7,600    ITT Educational Services, Inc.*                                       694
                                                                               --------
              Total Consumer Discretionary                                        5,203
                                                                               --------
              CONSUMER STAPLES (0.2%)
              -----------------------
              DRUG RETAIL (0.2%)
    17,800    Longs Drug Stores Corp.                                               819
                                                                               --------
              FINANCIALS (0.0%)
              -----------------
              LIFE & HEALTH INSURANCE (0.0%)
    17,500    Amil Participacoes S.A.*                                              140
                                                                               --------
              HEALTH CARE (22.9%)
              -------------------
              BIOTECHNOLOGY (4.7%)
    19,400    Amgen, Inc.*                                                          904
    37,300    Amylin Pharmaceuticals, Inc.*                                       1,106
    75,800    Applera Corp. Celera Genomics Group*                                1,161
    24,700    Cephalon, Inc.*                                                     1,621
    15,100    Cougar Biotechnology, Inc., acquired
                 12/14/2007 & 1/17/2008; cost $440*(b)                              452
    92,000    Cytokinetics, Inc.*                                                   306
    30,100    Genentech, Inc.*                                                    2,113
    49,900    Gilead Sciences, Inc.*                                              2,280
   106,600    Human Genome Sciences, Inc.*(c)                                       595
    43,400    Incyte Corp.*                                                         520
    96,000    Millennium Pharmaceuticals, Inc.*                                   1,456
    12,000    OSI Pharmaceuticals, Inc.*                                            479
    80,800    Progenics Pharmaceuticals, Inc.*(c)                                 1,320
    21,627    Seattle Genetics, Inc.*                                               198
    24,600    Vertex Pharmaceuticals, Inc.*                                         501
    75,850    ZymoGenetics, Inc.*(c)                                                765
                                                                               --------
                                                                                 15,777
                                                                               --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA SCIENCE & TECHNOLOGY FUND
JANUARY 31, 2008 (UNAUDITED)

                                                                                 MARKET
    NUMBER                                                                        VALUE
 OF SHARES    SECURITY                                                            (000)
---------------------------------------------------------------------------------------
              HEALTH CARE DISTRIBUTORS (0.9%)
    17,800    AmerisourceBergen Corp.                                          $    831
    29,500    McKesson Corp.                                                      1,852
    12,900    Profarma Distribuidora de Produtos Farmaceuticos S.A.                 220
                                                                               --------
                                                                                  2,903
                                                                               --------
              HEALTH CARE EQUIPMENT (3.6%)
    24,000    Beckman Coulter, Inc.                                               1,596
    15,000    Becton, Dickinson & Co.                                             1,298
    29,235    DiaSorin S.p.A.*(a)                                                   534
    29,200    Hospira, Inc.*                                                      1,200
    91,100    Medtronic, Inc.                                                     4,242
    44,500    St. Jude Medical, Inc.*                                             1,803
     5,079    Synthes, Inc.(a)                                                      649
    54,700    Volcano Corp.*                                                        599
                                                                               --------
                                                                                 11,921
                                                                               --------
              HEALTH CARE FACILITIES (0.5%)
   118,200    Health Management Associates, Inc. "A"                                637
    19,200    Universal Health Services, Inc. "B"                                   905
                                                                               --------
                                                                                  1,542
                                                                               --------
              HEALTH CARE SERVICES (0.4%)
    28,500    Fresenius Medical Care AG & Co. ADR                                 1,469
                                                                               --------
              HEALTH CARE SUPPLIES (0.0%)
    14,200    Cremer S.A.*                                                          102
                                                                               --------
              HEALTH CARE TECHNOLOGY (0.3%)
    34,800    Eclipsys Corp.*                                                       896
                                                                               --------
              LIFE SCIENCES TOOLS & SERVICES (0.1%)
    56,600    Exelixis, Inc.*                                                       414
                                                                               --------
              MANAGED HEALTH CARE (1.9%)
    28,400    Aetna, Inc.                                                         1,513
    31,300    Health Net, Inc.*                                                   1,455
    38,620    UnitedHealth Group, Inc.                                            1,963
    18,600    WellPoint, Inc.*                                                    1,455
                                                                               --------
                                                                                  6,386
                                                                               --------

16

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA SCIENCE & TECHNOLOGY FUND
JANUARY 31, 2008 (UNAUDITED)

                                                                                 MARKET
    NUMBER                                                                        VALUE
 OF SHARES    SECURITY                                                            (000)
---------------------------------------------------------------------------------------
              PHARMACEUTICALS (10.5%)
    98,400    Abbott Laboratories                                              $  5,540
    51,400    Astellas Pharma, Inc.(a)                                            2,226
    46,600    AstraZeneca plc ADR                                                 1,950
    21,000    Barr Pharmaceuticals, Inc.*                                         1,096
    41,500    Bristol-Myers Squibb Co.                                              962
    78,500    Daiichi Sankyo Co. Ltd.(a)                                          2,357
    52,800    Eisai Co. Ltd.(a)                                                   2,173
    87,700    Elan Corp. plc ADR*                                                 2,229
    25,800    Eli Lilly and Co.                                                   1,329
    38,200    Forest Laboratories, Inc.*                                          1,519
    17,700    H Lundbeck A/S(a)                                                     430
     9,621    Ipsen S.A.(a)                                                         534
    21,200    Laboratorios Almirall S.A.*(a)                                        413
    53,977    Sanofi-Aventis ADR                                                  2,207
   180,900    Schering-Plough Corp.                                               3,540
   119,000    Shionogi & Co. Ltd.(a)                                              2,236
    30,000    Teva Pharmaceutical Industries Ltd. ADR                             1,381
    42,933    UCB S.A.(a)                                                         2,086
    17,400    Wyeth                                                                 693
                                                                               --------
                                                                                 34,901
                                                                               --------
              Total Health Care                                                  76,311
                                                                               --------
              INDUSTRIALS (1.7%)
              ------------------
              HUMAN RESOURCES & EMPLOYMENT SERVICES (1.7%)
    59,300    Manpower, Inc.                                                      3,336
    79,600    Monster Worldwide, Inc.*                                            2,217
                                                                               --------
              Total Industrials                                                   5,553
                                                                               --------
              INFORMATION TECHNOLOGY (71.3%)
              ------------------------------
              APPLICATION SOFTWARE (0.4%)
    36,200    Citrix Systems, Inc.*                                               1,253
                                                                               --------
              COMMUNICATIONS EQUIPMENT (14.6%)
   176,800    ADC Telecommunications, Inc.*                                       2,615
   323,500    Comverse Technology, Inc.*                                          5,289
   388,600    Corning, Inc.                                                       9,354
   194,600    JDS Uniphase Corp.*(c)                                              2,026

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA SCIENCE & TECHNOLOGY FUND
JANUARY 31, 2008 (UNAUDITED)

                                                                                 MARKET
    NUMBER                                                                        VALUE
 OF SHARES    SECURITY                                                            (000)
---------------------------------------------------------------------------------------
    93,300    Juniper Networks, Inc.*                                          $  2,533
   220,500    Nokia Corp. ADR                                                     8,147
   441,800    QUALCOMM, Inc.                                                     18,741
     5,593    Sonus Networks, Inc.*                                                  23
                                                                               --------
                                                                                 48,728
                                                                               --------
              COMPUTER HARDWARE (5.2%)
   299,600    Hewlett-Packard Co.                                                13,108
    40,100    International Business Machines Corp.                               4,304
                                                                               --------
                                                                                 17,412
                                                                               --------
              COMPUTER STORAGE & PERIPHERALS (4.1%)
  352,200     EMC Corp.*                                                          5,589
  350,500     Network Appliance, Inc.*                                            8,139
                                                                               --------
                                                                                 13,728
                                                                               --------
              DATA PROCESSING & OUTSOURCED SERVICES (7.0%)
  120,800     Automatic Data Processing, Inc.                                     4,901
   75,500     DST Systems, Inc.*                                                  5,398
  107,950     Iron Mountain, Inc.*                                                3,712
  409,800     Western Union Co.                                                   9,180
                                                                               --------
                                                                                 23,191
                                                                               --------
              ELECTRONIC MANUFACTURING SERVICES (2.6%)
1,573,750     Hon Hai Precision Industry Corp. Ltd.(a)                            8,513
                                                                               --------
              HOME ENTERTAINMENT SOFTWARE (3.6%)
  253,700     Electronic Arts, Inc.*                                             12,018
                                                                               --------
              INTERNET SOFTWARE & SERVICES (9.3%)
   38,400     Alibaba.com Ltd.*(a)                                                   94
   34,800     Equinix, Inc.*(c)                                                   2,628
   39,100     Google, Inc. "A"*                                                  22,064
  357,631     Telecity Group plc*(a)                                              1,732
  127,300     VeriSign, Inc.*                                                     4,318
                                                                               --------
                                                                                 30,836
                                                                               --------
              IT CONSULTING & OTHER SERVICES (1.2%)
  118,200     Accenture Ltd. "A"                                                  4,092
                                                                               --------
              SEMICONDUCTOR EQUIPMENT (6.1%)
  257,800     Applied Materials, Inc.                                             4,620
  200,574     ASML Holding N.V.*(a)                                               5,344

18

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA SCIENCE & TECHNOLOGY FUND
JANUARY 31, 2008 (UNAUDITED)

                                                                                 MARKET
    NUMBER                                                                        VALUE
 OF SHARES    SECURITY                                                            (000)
---------------------------------------------------------------------------------------
   193,000    Lam Research Corp.*(c)                                           $  7,409
    88,000    Varian Semiconductor Equipment Associates, Inc.*                    2,834
                                                                               --------
                                                                                 20,207
                                                                               --------
              SEMICONDUCTORS (5.0%)
   223,900    Fairchild Semiconductor International, Inc.*                        2,743
   220,500    Intel Corp.                                                         4,675
    97,500    Marvell Technology Group Ltd.*                                      1,157
   199,200    Maxim Integrated Products, Inc.                                     3,916
   664,200    ON Semiconductor Corp.*                                             4,304
                                                                               --------
                                                                                 16,795
                                                                               --------
              SYSTEMS SOFTWARE (10.6%)
    79,600    BMC Software, Inc.*                                                 2,550
    57,100    McAfee, Inc.*                                                       1,922
   768,800    Microsoft Corp.                                                    25,063
   193,200    Red Hat, Inc.*                                                      3,609
    82,268    Temenos Group AG*(a)                                                1,957
                                                                               --------
                                                                                 35,101
                                                                               --------
              TECHNOLOGY DISTRIBUTORS (1.6%)
   296,400    Ingram Micro, Inc. "A"*                                             5,270
                                                                               --------
              Total Information Technology                                      237,144
                                                                               --------
              Total Common Stocks (cost: $327,599)                              325,170
                                                                               --------
              EXCHANGE-TRADED FUNDS (1.1%)
    70,000    iShares Goldman Sachs Technology Index Fund (cost: $3,595)          3,642
                                                                               --------
              Total Equity Securities (cost: $331,194)                          328,812
                                                                               --------
              MONEY MARKET INSTRUMENTS (2.2%)

              MONEY MARKET FUNDS (2.2%)
 7,203,000    SSgA Prime Money Market Fund, 4.08%(d) (cost: $7,203)               7,203
                                                                               --------
              SHORT-TERM INVESTMENTS PURCHASED WITH CASH
              COLLATERAL FROM SECURITIES LOANED (2.2%)

              MONEY MARKET FUNDS (0.1%)
   343,256    AIM Short-Term Investment Co. Liquid Assets Portfolio, 4.15%(d)       343
                                                                               --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA SCIENCE & TECHNOLOGY FUND
JANUARY 31, 2008 (UNAUDITED)

 PRINCIPAL                                                                      MARKET
    AMOUNT                                                                       VALUE
     (000)    SECURITY                                                            (000)
---------------------------------------------------------------------------------------
              REPURCHASE AGREEMENTS (2.1%)
    $3,000    Credit Suisse First Boston LLC, 2.85%, acquired on
                1/31/2008 and due 2/01/2008 at $3,000 (collateralized
                by $3,080 of Federal Home Loan Discount Notes(e), 2.68%(f),
                due 4/09/2008; market value $3,064)                            $  3,000
     4,000    Deutsche Bank Securities, Inc., 2.85%, acquired on
                1/31/2008 and due 2/01/2008 at $4,000 (collateralized
                by $3,774 of Freddie Mac Notes(e), 4.96%, due 9/30/2012;
                market value $4,080)                                              4,000
                                                                               --------
              Total Repurchase Agreements                                         7,000
                                                                               --------
              Total Short-Term Investments Purchased With Cash Collateral
                From Securities Loaned (cost: $7,343)                             7,343
                                                                               --------

              TOTAL INVESTMENTS (COST: $345,740)                               $343,358
                                                                               ========

20

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA SCIENCE & TECHNOLOGY FUND
JANUARY 31, 2008 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. Investments in foreign securities were 16.1% of net assets at January 31, 2008. A category percentage of 0.0% represents less than 0.1% of net assets.

         ADR - American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

         ISHARES - exchange-traded funds, managed by Barclays Global Fund Advisors, that represent a portfolio of stocks designed to closely track a specific market index. iShares funds are traded on securities exchanges.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Security was fair valued at January 31, 2008, by the Manager in accordance with valuation procedures approved by the Board of Trustees.

         (b) Security deemed illiquid by USAA Investment Management Company (the Manager), under liquidity guidelines approved by the Board of Trustees. The aggregate market value of these securities at January 31, 2008, was $452,000, which represented 0.1% of the Fund's net assets.

         (c) The security or a portion thereof was out on loan as of January 31, 2008.

         (d) Rate represents the money market fund annualized seven-day yield at January 31, 2008.

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA SCIENCE & TECHNOLOGY FUND
JANUARY 31, 2008 (UNAUDITED)

         (e) Securities issued by government-sponsored enterprises (GSEs) are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

         (f) Zero-coupon security. Rate represents the effective yield at the date of purchase.

         * Non-income-producing security for the 12 months preceding January 31, 2008.

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

22

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA SCIENCE & TECHNOLOGY FUND
JANUARY 31, 2008 (UNAUDITED)

ASSETS
   Investments in securities, at market value (including securities on
      loan of $7,069) (identified cost of $345,740)                           $343,358
   Cash                                                                              5
   Cash denominated in foreign currencies (identified cost of $103)                103
   Receivables:
      Capital shares sold                                                          223
      Dividends and interest                                                       105
      Securities sold                                                            1,736
      Other                                                                          1
   Unrealized appreciation on foreign currency contracts held, at value              2
                                                                              --------
         Total assets                                                          345,533
                                                                              --------
LIABILITIES
   Payables:
      Upon return of securities loaned                                           7,348
      Securities purchased                                                       4,972
      Capital shares redeemed                                                      170
   Accrued management fees                                                         231
   Accrued administration and servicing fees                                         2
   Accrued transfer agent's fees                                                     7
   Other accrued expenses and payables                                             120
                                                                              --------
         Total liabilities                                                      12,850
                                                                              --------
            Net assets applicable to capital shares outstanding               $332,683
                                                                              ========
NET ASSETS CONSIST OF:
   Paid-in capital                                                            $430,906
   Accumulated undistributed net investment loss                                  (731)
   Accumulated net realized loss on investments                                (95,112)
   Net unrealized depreciation of investments                                   (2,382)
   Net unrealized appreciation of foreign currency translations                      2
                                                                              --------
            Net assets applicable to capital shares outstanding               $332,683
                                                                              ========
   Capital shares outstanding, unlimited number of shares
      authorized, no par value                                                  28,586
                                                                              ========
   Net asset value, redemption price, and offering price per share            $  11.64
                                                                              ========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA SCIENCE & TECHNOLOGY FUND
SIX-MONTH PERIOD ENDED JANUARY 31, 2008 (UNAUDITED)

INVESTMENT INCOME
   Dividends (net of foreign taxes withheld of $48)           $  2,017
   Interest                                                         80
   Securities lending (net)                                         18
                                                              --------
      Total income                                               2,115
                                                              --------
EXPENSES
   Management fees                                               1,484
   Administration and servicing fees                               282
   Transfer agent's fees                                           808
   Custody and accounting fees                                      57
   Postage                                                          93
   Shareholder reporting fees                                       38
   Trustees' fees                                                    5
   Registration fees                                                16
   Professional fees                                                34
   Other                                                             7
                                                              --------
      Total expenses                                             2,824
   Expenses paid indirectly                                         (9)
                                                              --------
      Net expenses                                               2,815
                                                              --------
NET INVESTMENT LOSS                                               (700)
                                                              --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY
   Net realized gain (loss) on:
      Investments                                               16,226
      Foreign currency transactions                                (27)
   Change in net unrealized appreciation/depreciation of:
      Investments                                              (42,111)
      Foreign currency translations                                 (2)
                                                              --------
         Net realized and unrealized loss                      (25,914)
                                                              --------
Decrease in net assets resulting from operations              $(26,614)
                                                              ========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

24

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA SCIENCE & TECHNOLOGY FUND
SIX-MONTH PERIOD ENDED JANUARY 31, 2008 (UNAUDITED)
AND YEAR ENDED JULY 31, 2007

                                                                         1/31/2008        7/31/2007
                                                                         --------------------------
FROM OPERATIONS
   Net investment loss                                                    $   (700)        $ (3,051)
   Net realized gain on investments                                         16,226           51,850
   Net realized loss on foreign currency transactions                          (27)             (31)
   Change in net unrealized appreciation/depreciation of:
      Investments                                                          (42,111)          26,677
      Foreign currency translations                                             (2)               4
                                                                          -------------------------
         Increase (decrease) in net assets resulting from operations       (26,614)          75,449
                                                                          -------------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                                33,097           48,949
   Cost of shares redeemed                                                 (41,254)         (90,483)
                                                                          -------------------------
      Decrease in net assets from capital share transactions                (8,157)         (41,534)
                                                                          -------------------------
Net increase (decrease) in net assets                                      (34,771)          33,915

NET ASSETS
   Beginning of period                                                     367,454          333,539
                                                                          -------------------------
   End of period                                                          $332,683         $367,454
                                                                          =========================
Accumulated undistributed net investment loss:
   End of period                                                          $   (731)        $    (31)
                                                                          =========================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                               2,567            4,167
   Shares redeemed                                                          (3,227)          (7,736)
                                                                          -------------------------
      Decrease in shares outstanding                                          (660)          (3,569)
                                                                          =========================

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA SCIENCE & TECHNOLOGY FUND
JANUARY 31, 2008 (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this semiannual report pertains only to the USAA Science & Technology Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is long-term capital appreciation.

            A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

               1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

               2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and

26

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SCIENCE & TECHNOLOGY FUND
JANUARY 31, 2008 (UNAUDITED)

                  the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Trust's Board of Trustees. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

               3. Investments in open-end investment companies, other than
                  ETFs, are valued at their NAV at the end of each business day.

               4. Short-term securities with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

               5. Repurchase agreements are valued at cost, which approximates market value.

               6. Securities for which market quotations are not readily
                  available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SCIENCE & TECHNOLOGY FUND
JANUARY 31, 2008 (UNAUDITED)

                  Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

                  Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

            B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

            C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

            D. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers.

28

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SCIENCE & TECHNOLOGY FUND
JANUARY 31, 2008 (UNAUDITED)

               These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Government-sponsored enterprises (GSEs), such as Fannie Mae and Freddie Mac, are supported only by the credit of the issuing U.S. government agency, and are neither issued nor guaranteed by the U.S. government. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

            E. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following basis:

               1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

               2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

               The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SCIENCE & TECHNOLOGY FUND
JANUARY 31, 2008 (UNAUDITED)

               Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, these net realized foreign currency gains/losses are reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

            F. EXPENSES PAID INDIRECTLY - A portion of the brokerage
               commissions that the Fund pays may be recaptured as a credit that is tracked and used by the custodian to directly reduce expenses paid by the Fund. In addition, through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to reduce the Fund's expenses. For the six-month period ended January 31, 2008, brokerage commission recapture credits and custodian and other bank credits reduced the Fund's expenses by $7,000 and $2,000, respectively, resulting in a total reduction in Fund expenses of $9,000.

            G. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum

30

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SCIENCE & TECHNOLOGY FUND
JANUARY 31, 2008 (UNAUDITED)

               exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

            H. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates in a joint, short-term, revolving, committed loan agreement of $300 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

         The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.07% annually of the $300 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

         For the six-month period ended January 31, 2008, the Fund paid CAPCO facility fees of less than $500, which represents 0.9% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the six-month period ended January 31, 2008.

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SCIENCE & TECHNOLOGY FUND
JANUARY 31, 2008 (UNAUDITED)

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of July 31, 2008, in accordance with applicable tax law.

         Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At July 31, 2007, the Fund had capital loss carryovers of $111,263,000, for federal income tax purposes, which, if not offset by subsequent capital gains, will expire in 2011. It is unlikely that the Trust's Board of Trustees will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been used or expire.

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended January 31, 2008, were $258,211,000 and $268,252,000, respectively.

         As of January 31, 2008, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

         Gross unrealized appreciation and depreciation of investments as of January 31, 2008, were $27,443,000 and $29,825,000, respectively, resulting in net unrealized depreciation of $2,382,000.

(5) LENDING OF PORTFOLIO SECURITIES
--------------------------------------------------------------------------------

         The Fund, through its third-party securities-lending agent, Wachovia Global Securities Lending (Wachovia), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn

32

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SCIENCE & TECHNOLOGY FUND
JANUARY 31, 2008 (UNAUDITED)

         additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. The Fund and Wachovia retain 80% and 20%, respectively, of the income earned from the investment of cash received as collateral, net of any expenses associated with the lending transaction. Wachovia receives no other fees from the Fund for its services as securities-lending agent. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. Wachovia Corp., parent company of Wachovia, has agreed to indemnify the Fund against any losses due to counterparty default in securities-lending transactions. For the six-month period ended January 31, 2008, the Fund received securities-lending income of $18,000, which is net of the 20% income retained by Wachovia. As of January 31, 2008, the Fund loaned securities having a fair market value of approximately $7,069,000 and received cash collateral of $7,348,000 for the loans. Of this amount, $7,343,000 was invested in short-term investments, as noted in the Fund's portfolio of investments, and $5,000 remained in cash.

(6) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

            A. MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Investment Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, subject to the authority of and supervision by the Trust's Board of Trustees.

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           to FINANCIAL Statements
           (continued)

USAA SCIENCE & TECHNOLOGY FUND
JANUARY 31, 2008 (UNAUDITED)

               The Manager is authorized to select (with approval of the Trust's Board of Trustees) one or more subadvisers to manage the actual day-to-day investment of a portion of the Fund's assets. The Manager monitors each subadviser's performance through quantitative and qualitative analysis, and periodically recommends to the Trust's Board of Trustees as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is responsible for allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and the Manager can change the allocations without shareholder approval.

               The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper Science & Technology Funds Index, which tracks the total return performance of the 30 largest funds within the Lipper Science & Technology Funds category.
               The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.75% of the Fund's average net assets for the fiscal year.

               The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. The performance period for the Fund consists of the current month plus the previous 35 months.

               The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case

34

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           to FINANCIAL Statements
           (continued)

USAA SCIENCE & TECHNOLOGY FUND
JANUARY 31, 2008 (UNAUDITED)

               of underperformance) the base fee, as referenced in the following chart:

               OVER/UNDER PERFORMANCE    ANNUAL ADJUSTMENT RATE
               RELATIVE TO INDEX(1)      AS A % OF THE FUND'S AVERAGE NET ASSETS
               -----------------------------------------------------------------
               +/-1.00% to 4.00%         +/-0.04%
               +/-4.01% to 7.00%         +/-0.05%
               +/-7.01% and greater      +/-0.06%

               (1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

               Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper Science & Technology Funds Index over that period, even if the Fund had overall negative returns during the performance period.

               For the six-month period ended January 31, 2008, the Fund incurred total management fees, paid or payable to the Manager, of $1,484,000, which included a performance adjustment of $71,000 that increased the base management fee of 0.75% by 0.04%.

            B. SUBADVISORY ARRANGEMENTS - The Manager has entered into an investment subadvisory agreement with Wellington Management Company, LLP (Wellington Management), under which Wellington Management directs the investment and reinvestment of the Fund's assets (as allocated from time to time by the Manager). The Manager (not the Fund) pays Wellington Management a subadvisory fee in the annual amount of 0.45% of the Fund's average daily net assets for the first $100 million in assets that Wellington Management manages, plus 0.35% of the Fund's average daily net assets for assets over $100 million that Wellington Management manages. For the six-month period ended

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SCIENCE & TECHNOLOGY FUND
JANUARY 31, 2008 (UNAUDITED)

               January 31, 2008, the Manager incurred subadvisory fees, paid or payable to Wellington Management, of $711,000.

            C. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the six-month period ended January 31, 2008, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $282,000.

               In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain legal and tax services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended January 31, 2008, the Fund reimbursed the Manager $3,000 for these legal and tax services. These expenses are included in the professional fees expenses on the Fund's statement of operations.

            D. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA
               Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the six-month period ended January 31, 2008, the Fund incurred transfer agent's fees, paid or payable to SAS, of $808,000.

            E. UNDERWRITING SERVICES - The Manager provides exclusive
               underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

36

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SCIENCE & TECHNOLOGY FUND
JANUARY 31, 2008 (UNAUDITED)

(7) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(8) NEW ACCOUNTING PRONOUNCEMENTS
--------------------------------------------------------------------------------

            A. FASB INTERPRETATION NO. 48, "ACCOUNTING FOR UNCERTAINTY IN
               INCOME TAXES" (FIN 48) - On July 13, 2006, the Financial Accounting Standards Board (FASB) released FIN 48. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. The Fund adopted FIN 48 effective August 1, 2007, and has applied it to all open tax years as of the effective date. The Manager has determined that the adoption of FIN 48 has not resulted in a material impact to the Fund's net assets, results of operations, or financial statement disclosures.

            B. STATEMENT ON FINANCIAL ACCOUNTING STANDARDS NO. 157, "FAIR VALUE
               MEASUREMENTS" (FAS 157) - In September 2006, FASB issued FAS
               157. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of January 31, 2008, the Fund does not believe the adoption of FAS 157 will impact the

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SCIENCE & TECHNOLOGY FUND
JANUARY 31, 2008 (UNAUDITED)

               amounts reported in the financial statements; however, additional additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the statement of operations for a fiscal period.

            C. STATEMENT ON FINANCIAL ACCOUNTING STANDARDS NO. 159, "THE FAIR
               VALUE OPTION FOR FINANCIAL ASSETS AND FINANCIAL LIABILITIES" (FAS 159) - In February 2007, FASB issued FAS 159. In summary, FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. FAS 159 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Manager is in the process of evaluating the impact of FAS 159 and is not yet in a position to determine whether it will avail itself of the fair value option.

38

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SCIENCE & TECHNOLOGY FUND
JANUARY 31, 2008 (UNAUDITED)

(9) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                          SIX-MONTH
                                         PERIOD ENDED
                                         JANUARY 31,                       YEAR ENDED JULY 31,
                                         ------------------------------------------------------------------------------
                                             2008            2007           2006         2005         2004         2003
                                         ------------------------------------------------------------------------------
Net asset value at
   beginning of period                   $  12.56        $  10.16       $   9.78     $   8.48     $   7.72     $   6.22
                                         ------------------------------------------------------------------------------
Income (loss) from
   investment operations:
   Net investment loss(a)                    (.02)           (.10)          (.10)        (.02)        (.10)        (.09)
   Net realized and unrealized
      gain (loss)(a)                         (.90)           2.50            .48         1.32          .86         1.59
                                         ------------------------------------------------------------------------------
Total from investment operations(a)          (.92)           2.40            .38         1.30          .76         1.50
                                         ------------------------------------------------------------------------------
Net asset value at end of period         $  11.64        $  12.56       $  10.16     $   9.78     $   8.48     $   7.72
                                         ==============================================================================
Total return (%)                            (7.40)          23.62(b)        3.89        15.33         9.84        24.12
Net assets at end of period (000)        $332,683        $367,454       $333,539     $331,968     $332,801     $291,021
Ratios to average net assets:*
   Expenses (%)(d)                           1.50(c)         1.51(b)        1.55         1.59         1.58         2.03
   Net investment loss (%)                   (.37)(c)        (.84)          (.91)        (.18)       (1.14)       (1.45)
Portfolio turnover (%)                         70             112            105          131          151          119

 *  For the six-month period ended January 31, 2008, average net assets were $374,242,000.
(a) Calculated using average shares. For the six-month period ended January 31, 2008, average shares were 29,036,000.
(b) For the year ended July 31, 2007, SAS voluntarily reimbursed the Fund for a portion of the transfer agent's fees incurred. The reimbursement had no effect on the Fund's total return or ratio of expenses to average net assets.
(c) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(d) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios as follows:

                                             (.00%)          (.01%)         (.02%)       (.05%)       (.06%)       (.05%)
    (+) Represents less than 0.01% of average net assets.

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)

USAA SCIENCE & TECHNOLOGY FUND
JANUARY 31, 2008 (UNAUDITED)

EXAMPLE
--------------------------------------------------------------------------------

         As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

         The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of August 1, 2007, through January 31, 2008.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

         The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

         The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund

40

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)
               (continued)

USAA SCIENCE & TECHNOLOGY FUND
JANUARY 31, 2008 (UNAUDITED)

         and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

         Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                             EXPENSES PAID
                                      BEGINNING            ENDING            DURING PERIOD*
                                    ACCOUNT VALUE      ACCOUNT VALUE        AUGUST 1, 2007 -
                                   AUGUST 1, 2007      JANUARY 31, 2008     JANUARY 31, 2008
                                  ----------------------------------------------------------
         Actual                      $1,000.00            $  926.00              $7.26

         Hypothetical
            (5% return before
            expenses)                 1,000.00             1,017.60               7.61

         *Expenses are equal to the Fund's annualized expense ratio of 1.50%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/366 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of (7.40)% for the six-month period of August 1, 2007, through January 31, 2008.

                    TRUSTEES    Christopher W. Claus
                                Barbara B. Dreeben
                                Robert L. Mason, Ph.D.
                                Barbara B. Ostdiek, Ph.D.
                                Michael F. Reimherr
                                Richard A. Zucker

--------------------------------------------------------------------------------

              ADMINISTRATOR,    USAA Investment Management Company
         INVESTMENT ADVISER,    P.O. Box 659453
            UNDERWRITER, AND    San Antonio, Texas 78265-9825
                 DISTRIBUTOR

--------------------------------------------------------------------------------

              TRANSFER AGENT    USAA Shareholder Account Services
                                9800 Fredericksburg Road
                                San Antonio, Texas 78288

--------------------------------------------------------------------------------

               CUSTODIAN AND    State Street Bank and Trust Company
            ACCOUNTING AGENT    P.O. Box 1713
                                Boston, Massachusetts 02105

--------------------------------------------------------------------------------

                 INDEPENDENT    Ernst & Young LLP
           REGISTERED PUBLIC    100 West Houston St., Suite 1800
             ACCOUNTING FIRM    San Antonio, Texas 78205

--------------------------------------------------------------------------------

                 MUTUAL FUND    LEARN MORE NOW
           SELF-SERVICE 24/7    At "Products & Services" click
                 AT USAA.COM    "Investments" then "Mutual Funds"

                     OR CALL    View account balance, transactions, fund
              (800) 531-USAA    prices, or exchange/redeem fund shares.
                                Go to "My Accounts" then "Investments"

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE TRUST'S BOARD OF TRUSTEES FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING (800) 531-USAA; (II) AT USAA.COM; AND
(III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30 IS AVAILABLE AT NO CHARGE (I) AT USAA.COM; AND
(II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORMS N-Q ARE AVAILABLE (I) BY CALLING (800) 531-USAA; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORMS N-Q ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) SEC-0330.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

-------------------------------------------------------------------------------

   [LOGO OF USAA]    9800 Fredericksburg Road                   -------------
      USAA(R)        San Antonio, Texas 78288                     PRSRT STD
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          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
               USAA               ----------------------------------
                                     INSURANCE o MEMBER SERVICES

31704-0308                                   (C)2008, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended January 31, 2008

By:*     MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    03-31-2008
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    03-31-2008
         ------------------------------


By:*     ROBERT GALINDO, JR.
         ----------------------------------------------------
         Signature and Title:  Robert Galindo, Jr., Treasurer

Date:    03-31-2008
         ------------------------------


*Print the name and title of each signing officer under his or her signature.